Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements
Classification of Certain Cash Receipts and Cash Payments
In August 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2016-15, Classification of Certain Cash Receipts and Cash Payments (Topic 230), providing guidance for eight specific cash flow issues with the objective of reducing the existing diversity in practice. This ASU 2016-15 is effective for the Company beginning in the first quarter of 2018 and allows for early adoption. The Company is currently evaluating the impact the ASU will have on its Consolidated Financial Statements.
Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU introduces a new forward-looking approach, based on expected losses, to estimate credit losses on certain types of financial instruments, including trade receivables. The estimate of expected credit losses will require considerations of historical information, current information and reasonable and supportable forecasts. This ASU also expands the disclosure requirements to enable users of financial statements to understand the assumptions, models and methods for estimating expected credit losses. This ASU is effective for the Company beginning in the first quarter of 2020 and allows for early adoption beginning in the first quarter of 2019. The Company is currently evaluating the impact the ASU will have on its Consolidated Financial Statements.
Improvements to Employee Share-Based Payment Accounting
In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, requiring the recognition of the excess tax benefits of stock awards in the provision for income taxes in the income statement when the awards are settled and allowing the Company to repurchase more of an employee's shares for tax withholding purposes than allowed under current guidance, without triggering liability accounting. This ASU also addresses simplifications related to statement of cash flows classification and accounting for forfeitures. This ASU is effective for the Company beginning in the first quarter of 2017 and allows for early adoption. The Company elected to early adopt ASU 2016-09 in the third quarter of 2016, requiring the Company to reflect any adjustments as of January 1, 2016, the beginning of the annual period that includes the interim period of adoption. As a result of the adoption of this ASU, the Company recorded a $2 million tax benefit in its Consolidated Financial Statements for the year ended December 31, 2016.
Accounting for Leases
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), requiring lessees to recognize assets and liabilities on the balance sheet for the rights and obligations created by long-term leases and to disclose additional quantitative and qualitative information about leasing arrangements. This ASU is effective for the Company beginning in the first quarter of 2019 and allows for early adoption. Although the Company is currently evaluating the provisions of the ASU to determine how it will be affected, the primary impact of the new ASU will be to record assets and liabilities for current operating leases.
Balance Sheet Classification of Deferred Taxes
In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, simplifying the presentation of deferred income taxes by requiring all deferred taxes to be presented as noncurrent in the balance sheet. In the first quarter of 2016, the Company elected to early adopt ASU 2015-17 on a prospective basis. The adoption of this ASU did not have a material impact on the Company's Consolidated Financial Statements.
Simplifying the Measurement of Inventory
In July 2015, the FASB issued ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory, amending the subsequent measurement of inventory by requiring inventory to be measured at the lower of cost and net realizable value instead of the lower of cost or market value. This ASU is effective for the Company beginning in the first quarter of 2017, allows for early adoption and must be applied prospectively after the date of adoption. The adoption of this ASU is not expected to have a material impact on the Company’s Consolidated Financial Statements.
Revenue Recognition
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which, along with amendments issued in 2015 and 2016, will replace most existing revenue recognition guidance under GAAP and eliminate industry specific guidance. The core principle of the new guidance is that an entity should recognize revenue for the transfer of goods and services equal to an amount it expects to be entitled to receive for those goods and services. The ASU, as amended, will be effective for the Company beginning in the first quarter of 2018, and allows for early adoption in the first quarter of 2017. The new guidance permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the cumulative catch-up transition method).
The Company has established a cross-functional implementation. The Company utilized a bottom-up approach to analyze the impact of the standard on its contract portfolio by reviewing the current accounting policies and practices to identify potential differences that would result from applying the requirements of the new standard to its revenue contracts. In addition, the Company identified, and is in the process of implementing, appropriate changes to its business processes, systems and controls to support recognition and disclosure under the new standard. The implementation team has reported the findings and progress of the project to management and the Audit Committee on a frequent basis.
The Company will adopt the guidance on January 1, 2018. The current preferred method of adoption is the full retrospective method. The Company’s ability to adopt using the full retrospective method is dependent on system readiness and the completion of its analysis of information necessary to recast prior period financial statements. Based on these factors, the Company may decide to use the cumulative catch-up transition method.
While the Company is continuing to assess all potential impacts of the standard, it expects the accounting for bill and hold transactions under the new standard will result in revenue for certain of those arrangements being recognized earlier than under current GAAP. The precise impact will be dependent on contract-specific terms. As of December 31, 2016, total bill and hold transactions deferred on the balance sheet was $78 million.